Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Net loss for the year before income taxes	$ 3,458,976	$ 3,674,789	$ 3,955,785
Applicable tax rate	25.10%	25.00%	25.40%
Expected income tax recovery at statutory rates	$ 868,203	$ 918,697	$ 1,004,769
Share based compensation	(37,620)	(45,777)	(87,740)
Non-deductible financing transaction costs	(89,678)	(90,372)	0
Other non-deductible expenses	(2,864)	(6,708)	(8,697)
Exploration expenditures to be renounced	0	0	(16,638)
Non-taxable (non-deductible) change in fair value of financial instruments	6,706	50,456	(31,130)
Losses and other deductions for which no benefit has been recognized	(526,515)	(508,828)	(444,424)
Deferred income tax recoveries	$ 218,232	$ 317,468	$ 416,140